Goodwill, Software And Other Intangible Assets (Changes In Goodwill By Reportable Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Goodwill [Line Items]
Goodwill, beginning balance	¥ 1,086,636	¥ 824,216
Goodwill acquired during year	40,669	186,666
Impairment losses	(3,464)		¥ (30,323)
Foreign currency translation adjustments	69,348	75,754
Other	(7,028)
Goodwill, ending balance	1,186,161	1,086,636	824,216
Long Distance And International Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	369,679	204,879
Goodwill acquired during year	37,799	122,522
Impairment losses	(3,464)		(23,042)
Foreign currency translation adjustments	44,312	42,278
Other	(6,226)
Goodwill, ending balance	442,100	369,679	204,879
Mobile Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	492,099	445,729
Goodwill acquired during year		34,811
Foreign currency translation adjustments	5,918	11,559
Other	(802)
Goodwill, ending balance	497,215	492,099	445,729
Data Communications Business
Goodwill [Line Items]
Goodwill, beginning balance	222,287	171,037
Goodwill acquired during year	2,870	29,333
Foreign currency translation adjustments	19,118	21,917
Goodwill, ending balance	244,275	222,287	171,037
Other Segment
Goodwill [Line Items]
Goodwill, beginning balance	2,571	2,571
Goodwill, ending balance	¥ 2,571	¥ 2,571	¥ 2,571